                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA INCOME FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48484-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
April 30, 2010 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (34.5%)

             CONSUMER DISCRETIONARY (2.3%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.0%)
$   15,000   Daimler Finance N.A., LLC                       8.00%       6/15/2010      $    15,110
    10,000   Toyota Motor Credit Corp.                       4.85        2/27/2015           10,099
                                                                                        -----------
                                                                                             25,209
                                                                                        -----------
             BROADCASTING (0.4%)
    10,000   NBC Universal Inc. (a)                          5.15        4/30/2020           10,136
                                                                                        -----------
             CABLE & SATELLITE (0.4%)
    10,000   Time Warner Cable, Inc.                         6.75        7/01/2018           11,356
                                                                                        -----------
             CASINOS & GAMING (0.1%)
     3,000   International Game Technology                   7.50        6/15/2019            3,499
                                                                                        -----------
             SPECIALTY STORES (0.4%)
     5,000   Staples, Inc.                                   7.75        4/01/2011            5,282
     5,000   Staples, Inc.                                   9.75        1/15/2014            6,129
                                                                                        -----------
                                                                                             11,411
                                                                                        -----------
             Total Consumer Discretionary                                                    61,611
                                                                                        -----------
             CONSUMER STAPLES (2.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     4,000   Bunge Ltd. Finance Co.                          8.50        6/15/2019            4,759
                                                                                        -----------
             DRUG RETAIL (0.5%)
     9,192   CVS Caremark Corp.                              6.04       12/10/2028            9,261
     4,983   CVS Pass-Through Trust (a)                      7.51        1/10/2032            5,659
                                                                                        -----------
                                                                                             14,920
                                                                                        -----------
             FOOD RETAIL (0.2%)
     5,000   Kroger Co.                                      5.50        2/01/2013            5,433
                                                                                        -----------
             HOUSEHOLD PRODUCTS (0.7%)
    17,000   Clorox Co.                                      6.13        2/01/2011           17,642
                                                                                        -----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
     5,000   Costco Wholesale Corp.                          5.30        3/15/2012            5,370
                                                                                        -----------
             PACKAGED FOODS & MEAT (0.6%)
    15,000   Kellogg Co.                                     6.60        4/01/2011           15,756
                                                                                        -----------
             SOFT DRINKS (0.5%)
     2,000   PepsiAmericas, Inc.                             4.50        3/15/2013            2,120
     5,000   PepsiCo, Inc.                                   0.33 (b)    7/15/2011            5,003
     5,000   PepsiCo, Inc.                                   7.90       11/01/2018            6,317
                                                                                        -----------
                                                                                             13,440
                                                                                        -----------
             Total Consumer Staples                                                          77,320
                                                                                        -----------

================================================================================

1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             ENERGY (4.7%)
             -------------
             INTEGRATED OIL & GAS (1.0%)
$   21,000   ConocoPhillips                                  8.75%       5/25/2010      $    21,100
     5,000   Hess Corp.                                      8.13        2/15/2019            6,226
                                                                                        -----------
                                                                                             27,326
                                                                                        -----------
             OIL & GAS DRILLING (0.5%)
     3,000   Nabors Industries, Inc.                         9.25        1/15/2019            3,801
     5,000   Rowan Companies, Inc.                           7.88        8/01/2019            5,809
     5,000   Transocean, Inc.                                5.25        3/15/2013            5,410
                                                                                        -----------
                                                                                             15,020
                                                                                        -----------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
     5,000   Baker Hughes, Inc.                              7.50       11/15/2018            6,098
     5,000   Smith International, Inc.                       8.63        3/15/2014            5,999
     5,000   Weatherford International Ltd.                  9.63        3/01/2019            6,477
                                                                                        -----------
                                                                                             18,574
                                                                                        -----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     5,000   Noble Energy, Inc.                              8.25        3/01/2019            6,165
                                                                                        -----------
             OIL & GAS REFINING & MARKETING (0.6%)
     5,000   Plains All American Pipeline, LP                6.50        5/01/2018            5,539
     3,000   Plains All American Pipeline, LP                8.75        5/01/2019            3,736
     5,000   Valero Energy Corp.                             9.38        3/15/2019            6,144
                                                                                        -----------
                                                                                             15,419
                                                                                        -----------
             OIL & GAS STORAGE & TRANSPORTATION (1.7%)
     5,000   DCP Midstream, LLC (a)                          9.70       12/01/2013            6,096
     5,000   Enbridge Energy Partners, LP                    5.35       12/15/2014            5,376
     4,000   Enbridge Energy Partners, LP                    8.05       10/01/2037            4,069
     3,000   Energy Transfer Partners, LP                    9.00        4/15/2019            3,754
    10,000   Enterprise Products Operating, LLC              6.30        9/15/2017           11,231
     5,000   Nustar Logistics, LP                            7.65        4/15/2018            5,686
     5,000   Sunoco Logistics Partners Operations, LP        8.75        2/15/2014            5,832
     3,000   Transcontinental Gas Pipeline Corp.             8.88        7/15/2012            3,420
                                                                                        -----------
                                                                                             45,464
                                                                                        -----------
             Total Energy                                                                   127,968
                                                                                        -----------
             FINANCIALS (10.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     5,000   State Street Capital Trust III                  8.25                -(c)         5,137
                                                                                        -----------
             CONSUMER FINANCE (1.5%)
    10,000   American Honda Finance Corp. (a)                7.63       10/01/2018           11,794
     3,000   ERAC USA Finance Co. (a)                        6.38       10/15/2017            3,356
    25,200   Household Finance Corp.                         6.38       10/15/2011           26,733
                                                                                        -----------
                                                                                             41,883
                                                                                        -----------
             DIVERSIFIED BANKS (0.4%)
     5,000   Wells Fargo Capital XIII                        7.70                -(c)         5,225
     5,000   Wells Fargo Capital XV                          9.75                -(c)         5,625
                                                                                        -----------
                                                                                             10,850
                                                                                        -----------
             LIFE & HEALTH INSURANCE (0.9%)
     5,000   Great-West Life & Annuity Insurance Co. (a)     7.15        5/16/2046            4,850
     5,000   MetLife Global Funding I (a)                    0.70 (b)    7/13/2011            4,995
     5,000   MetLife Global Funding I (a)                    0.80 (b)    4/10/2012            5,000
    10,000   New York Life Global Funding                    0.38 (b)    6/16/2011           10,009
                                                                                        -----------
                                                                                             24,854
                                                                                        -----------
             MULTI-LINE INSURANCE (0.5%)
     5,000   AIG Sunamerica Global Financing (a)             6.30        5/10/2011            5,135

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

$    5,000   HCC Insurance Holdings, Inc.                    6.30%      11/15/2019      $     5,310
     3,000   Oil Insurance Ltd. (a)                          7.56                -(c)         2,627
                                                                                        -----------
                                                                                             13,072
                                                                                        -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
     6,000   Bank of America Corp.                           8.00                -(c)         6,049
    10,000   Bank One Corp.                                  7.88        8/01/2010           10,177
     5,000   Countrywide Financial Corp.                     5.80        6/07/2012            5,323
     3,000   JPMorgan Chase & Co.                            7.90                -(c)         3,161
     4,000   Ohio National Financial Services, Inc. (a)      6.38        4/30/2020            4,113
    10,000   Societe Generale NY                             0.60 (b)    2/03/2012           10,002
                                                                                        -----------
                                                                                             38,825
                                                                                        -----------
             PROPERTY & CASUALTY INSURANCE (1.4%)
     1,000   Assured Guaranty U.S. Holdings, Inc.            6.40       12/15/2066              772
    15,000   Berkshire Hathaway Finance Corp.                4.85        1/15/2015           16,365
    10,000   Berkshire Hathaway, Inc.                        0.43 (b)    2/10/2012           10,035
     5,000   Progressive Corp.                               6.70        6/15/2037            4,962
     5,000   Travelers Companies, Inc.                       6.25        3/15/2037            4,924
                                                                                        -----------
                                                                                             37,058
                                                                                        -----------
             REGIONAL BANKS (0.5%)
     5,000   Chittenden Corp.                                5.80        2/14/2017            4,973
     8,000   Hudson United Bank                              7.00        5/15/2012            8,533
                                                                                        -----------
                                                                                             13,506
                                                                                        -----------
             REITs - DIVERSIFIED (0.2%)
     5,000   Liberty Property, LP                            6.63       10/01/2017            5,232
                                                                                        -----------
             REITs - INDUSTRIAL (0.4%)
     5,000   AMB Property, LP                                6.30        6/01/2013            5,369
     5,000   ProLogis                                        7.38       10/30/2019            5,206
                                                                                        -----------
                                                                                             10,575
                                                                                        -----------
             REITs - OFFICE (0.8%)
     5,000   BioMed Realty, LP (a)                           6.13        4/15/2020            5,071
    10,000   Boston Properties, Inc.                         5.88       10/15/2019           10,624
     1,681   Mack-Cali Realty, LP                            5.80        1/15/2016            1,773
     3,000   Mack-Cali Realty, LP                            7.75        8/15/2019            3,524
                                                                                        -----------
                                                                                             20,992
                                                                                        -----------
             REITs - RESIDENTIAL (0.2%)
     4,860   AvalonBay Communities, Inc.                     5.50        1/15/2012            5,125
                                                                                        -----------
             REITs - RETAIL (1.9%)
     2,500   Developers Diversified Realty Corp.             7.50        7/15/2018            2,507
    10,000   Equity One, Inc.                                6.25       12/15/2014           10,482
     3,000   Federal Realty Investment Trust                 5.90        4/01/2020            3,051
     5,000   National Retail Properties, Inc.                6.88       10/15/2017            5,202
    15,000   Pan Pacific Retail Properties, Inc.             7.95        4/15/2011           15,428
     3,000   Regency Centers, LP                             8.45        9/01/2010            3,044
     6,185   Regency Centers, LP                             7.95        1/15/2011            6,423
     5,000   Weingarten Realty Investors                     4.86        1/15/2014            5,045
                                                                                        -----------
                                                                                             51,182
                                                                                        -----------
             REITs - SPECIALIZED (0.2%)
     5,000   Nationwide Health Properties, Inc.              6.25        2/01/2013            5,339
     1,289   Ventas Realty, LP                               7.13        6/01/2015            1,337
                                                                                        -----------
                                                                                              6,676
                                                                                        -----------
             Total Financials                                                               284,967
                                                                                        -----------
             HEALTH CARE (1.1%)
             ------------------
             BIOTECHNOLOGY (0.4%)
    10,000   Genentech, Inc.                                 4.75        7/15/2015           10,775
                                                                                        -----------

================================================================================

3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             HEALTH CARE EQUIPMENT (0.2%)
$    4,000   Hospira, Inc.                                   6.40%       5/15/2015      $     4,505
                                                                                        -----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
     2,500   Thermo Fisher Scientific, Inc.                  5.00        6/01/2015            2,689
                                                                                        -----------
             MANAGED HEALTH CARE (0.2%)
     5,000   Highmark, Inc. (a)                              6.80        8/15/2013            5,397
                                                                                        -----------
             PHARMACEUTICALS (0.2%)
     5,000   Roche Holdings, Inc. (a)                        6.00        3/01/2019            5,616
                                                                                        -----------
             Total Health Care                                                               28,982
                                                                                        -----------
             INDUSTRIALS (3.2%)
             ------------------
             AIRLINES (0.3%)
     2,483   American Airlines Pass-Through Trust           10.38        7/02/2019            2,874
     4,899   Continental Airlines, Inc. Pass-Through Trust   9.00        7/08/2016            5,389
       233   United Airlines Pass-Through Trust              7.73        7/01/2010              234
                                                                                        -----------
                                                                                              8,497
                                                                                        -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
    10,000   Caterpillar Financial Services Corp.            0.51 (b)   12/16/2011           10,035
    10,000   John Deere Capital Corp.                        5.10        1/15/2013           10,876
     5,000   Paccar, Inc.                                    6.88        2/15/2014            5,747
                                                                                        -----------
                                                                                             26,658
                                                                                        -----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    10,000   Waste Management, Inc.                          7.38        8/01/2010           10,155
                                                                                        -----------
             INDUSTRIAL MACHINERY (0.6%)
    10,000   Danaher Corp.                                   5.63        1/15/2018           11,040
     1,500   Ingersoll Rand Co.                              9.00        8/15/2021            1,895
     3,000   Ingersoll-Rand GL Holding Co.                   9.50        4/15/2014            3,681
                                                                                        -----------
                                                                                             16,616
                                                                                        -----------
             RAILROADS (0.9%)
     2,058   CSX Transportation, Inc.                        9.75        6/15/2020            2,732
     2,842   Norfolk Southern Railway Co.                    9.75        6/15/2020            3,893
    10,000   TTX Co. (a)                                     5.40        2/15/2016           10,721
     5,000   Union Pacific Corp.                             7.88        1/15/2019            6,128
                                                                                        -----------
                                                                                             23,474
                                                                                        -----------
             Total Industrials                                                               85,400
                                                                                        -----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
     5,000   Harris Corp.                                    5.95       12/01/2017            5,472
                                                                                        -----------
             COMPUTER HARDWARE (0.4%)
     5,000   IBM Corp.                                       0.29 (b)   11/04/2011            5,004
     5,000   IBM Corp.                                       7.63       10/15/2018            6,274
                                                                                        -----------
                                                                                             11,278
                                                                                        -----------
             Total Information Technology                                                    16,750
                                                                                        -----------
             MATERIALS (1.7%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
     5,000   Chevron Phillips Chemical Co., LP (a)           7.00        6/15/2014            5,661
     5,000   Dow Chemical Co.                                7.60        5/15/2014            5,812
                                                                                        -----------
                                                                                             11,473
                                                                                        -----------
             PAPER PRODUCTS (0.4%)
    10,000   International Paper Co.                         7.40        6/15/2014           11,372
                                                                                        -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             SPECIALTY CHEMICALS (0.7%)
$    5,000   Cytec Industries, Inc.                          8.95%       7/01/2017      $     6,121
     5,000   Lubrizol Corp.                                  8.88        2/01/2019            6,262
     5,000   RPM International, Inc.                         6.13       10/15/2019            5,271
                                                                                        -----------
                                                                                             17,654
                                                                                        -----------
             STEEL (0.2%)
     5,000   Allegheny Technologies, Inc.                    9.38        6/01/2019            5,979
                                                                                        -----------
             Total Materials                                                                 46,478
                                                                                        -----------

             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     5,000   Qwest Communications International, Inc. (a)    7.13        4/01/2018            5,188
                                                                                        -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     3,000   AT&T Wireless Services, Inc.                    7.88        3/01/2011            3,174
     5,000   Verizon Wireless Capital, LLC                   8.50       11/15/2018            6,336
                                                                                        -----------
                                                                                              9,510
                                                                                        -----------
             Total Telecommunication Services                                                14,698
                                                                                        -----------
             UTILITIES (7.0%)
             ----------------
             ELECTRIC UTILITIES (4.1%)
     5,000   Cleveland Electric Illuminating Co.             8.88       11/15/2018            6,377
     1,500   FPL Energy American Wind (a)                    6.64        6/20/2023            1,551
     5,000   FPL Group Capital, Inc.                         0.65 (b)   11/09/2012            4,998
     5,000   FPL Group Capital, Inc.                         7.30        9/01/2067            5,132
     5,000   Gulf Power Co.                                  4.90       10/01/2014            5,312
     5,000   Illinois Power Co.                              9.75       11/15/2018            6,577
     5,000   Nevada Power Co.                                7.13        3/15/2019            5,797
    10,000   Northern States Power Co.                       8.00        8/28/2012           11,463
     5,000   Oglethorpe Power Corp.                          6.10        3/15/2019            5,565
     5,000   Otter Tail Corp.                                9.00       12/15/2016            5,525
     5,000   PPL Energy Supply, LLC                          6.20        5/15/2016            5,468
     8,690   Southern Co.                                    0.71 (b)   10/21/2011            8,734
     6,896   Tristate General & Transport Association (a)    6.04        1/31/2018            7,096
     9,000   Union Electric Co.                              6.70        2/01/2019           10,252
     8,667   UtiliCorp Canada Finance Corp.                  7.75        6/15/2011            9,144
    10,000   West Penn Power Co.                             6.63        4/15/2012           10,842
                                                                                        -----------
                                                                                            109,833
                                                                                        -----------
             GAS UTILITIES (1.6%)
     8,000   AGL Capital Corp.                               6.38        7/15/2016            8,753
     4,000   Atmos Energy Corp.                              8.50        3/15/2019            5,029
     4,000   EQT Corp.                                       8.13        6/01/2019            4,858
     8,000   Gulfstream Natural Gas Systems, LLC (a)         5.56       11/01/2015            8,665
     5,000   Oneok Partners, LP                              8.63        3/01/2019            6,285
     5,000   Questar Pipeline Co.                            5.83        2/01/2018            5,441
     5,000   Southern Star Central Gas Pipeline, Inc. (a)    6.00        6/01/2016            5,125
                                                                                        -----------
                                                                                             44,156
                                                                                        -----------
             MULTI-UTILITIES (1.1%)
     5,000   Black Hills Corp.                               9.00        5/15/2014            5,797
     5,000   CenterPoint Energy Houston Electric, LLC        7.00        3/01/2014            5,704
     5,000   NiSource, Inc.                                 10.75        3/15/2016            6,459
     5,000   Northwestern Corp.                              6.34        4/01/2019            5,425
     5,000   South Carolina Electric & Gas Co.               5.30        5/15/2033            4,868
                                                                                        -----------
                                                                                             28,253
                                                                                        -----------
             WATER UTILITIES (0.2%)
     5,475   American Water Capital Corp.                    6.09       10/15/2017            5,983
                                                                                        -----------
             Total Utilities                                                                188,225
                                                                                        -----------
             Total Corporate Obligations (cost: $849,660)                                   932,399
                                                                                        -----------

================================================================================

5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             EURODOLLAR AND YANKEE OBLIGATIONS (14.1%)

             ENERGY (1.4%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
$    4,000   Husky Energy, Inc.                              7.25%      12/15/2019      $     4,728
                                                                                        -----------
             OIL & GAS DRILLING (0.1%)
     1,953   Delek & Avner-Yam Tethys Ltd. (a)               1.35 (b)    8/01/2013            1,953
                                                                                        -----------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     5,000   Canadian Natural Resources Ltd.                 5.70        5/15/2017            5,492
     3,500   Talisman Energy, Inc.                           7.75        6/01/2019            4,276
    10,000   Woodside Finance Ltd. (a)                       8.75        3/01/2019           12,472
                                                                                        -----------
                                                                                             22,240
                                                                                        -----------
             OIL & GAS REFINING & MARKETING (0.4%)
     5,000   GS Caltex Corp.                                 7.25        7/02/2013            5,549
     5,000   GS Caltex Corp. (a)                             5.50       10/15/2015            5,303
                                                                                        -----------
                                                                                             10,852
                                                                                        -----------
             Total Energy                                                                    39,773
                                                                                        -----------
             FINANCIALS (5.9%)
             -----------------
             DIVERSIFIED BANKS (4.6%)
     6,000   Banco Santander (a)                             5.38       12/09/2014            6,421
     5,180   Barclays Bank plc (a)                           7.38                -(c)         5,076
     5,000   Barclays Bank plc (a)                           6.05       12/04/2017            5,218
    10,000   BBVA US Senior SA Uniper (a)                    0.43 (b)    5/24/2011            9,980
     5,000   BNP Paribas (a)                                 7.20                -(c)         4,750
     5,000   Canadian Imperial Bank Corp. (a)                7.26        4/10/2032            5,322
    10,000   Commonwealth Bank Australia (a)                 0.55 (b)   11/04/2011           10,001
    20,000   Landesbank Baden-Wuerttemberg                   6.35        4/01/2012           21,705
    10,000   LBG Capital No.1 plc                            8.00                -(c)         8,700
    10,000   Lloyds TSB Bank plc                             0.46 (b)    6/17/2011            9,986
     5,000   Mizuho Capital Investment 1 Ltd. (a)            6.69                -(c)         4,688
    15,000   Nordea Bank AB (a)                              5.25       11/30/2012           16,167
     5,000   Standard Chartered Bank (a)                     6.40        9/26/2017            5,416
    10,000   Westpac Banking Corp. (a)                       0.61 (b)   10/21/2011            9,996
                                                                                        -----------
                                                                                            123,426
                                                                                        -----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
     5,000   Credit Suisse Group, AG                         5.50        5/01/2014            5,484
                                                                                        -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     5,000   ZFS Finance USA Trust II (a)                    6.45       12/15/2065            4,875
                                                                                        -----------
             PROPERTY & CASUALTY INSURANCE (0.2%)
     5,000   Catlin Insurance Co. Ltd. (a)                   7.25                -(c)         4,525
                                                                                        -----------
             REGIONAL BANKS (0.2%)
     5,000   Canadian Imperial Bank (a)                      2.00        2/04/2013            5,052
     5,000   Glitnir Banki hf, acquired 9/20/2007; cost
                  $4,989(a),(d),(e)                          6.38        9/25/2012            1,587
     5,000   Kaupthing Bank hf, acquired 6/22/2006; cost
                  $4,942(a),(d),(e)                          7.13        5/19/2016               13
                                                                                        -----------
                                                                                              6,652
                                                                                        -----------
             REITs - RETAIL (0.4%)
    10,000   Westfield Capital Corp. (a)                     5.13       11/15/2014           10,497
                                                                                        -----------
             SPECIALIZED FINANCE (0.1%)
     5,000   XL Capital Ltd.                                 6.50                -(c)         4,150
                                                                                        -----------
             Total Financials                                                               159,609
                                                                                        -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             GOVERNMENT (2.7%)
             -----------------
             FOREIGN GOVERNMENT (2.7%)
$   10,000   Danske Bank A/S                                 0.60%(b)    5/24/2012      $     9,976
    10,000   Dexia Credit Local                              0.93 (b)    9/23/2011           10,071
     7,000   Finance For Danish Industry A/S (a)             0.50 (b)    8/17/2012            7,061
    25,000   Region of Lombardy                              5.80       10/25/2032           24,844
    10,000   Republic of Poland                              5.25        1/15/2014           10,775
    10,000   Royal Bank of Scotland Group plc (a)            0.51 (b)    3/30/2012           10,012
                                                                                        -----------
                                                                                             72,739
                                                                                        -----------
             Total Government                                                                72,739
                                                                                        -----------
             INDUSTRIALS (1.2%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
    10,000   BAE Systems Holdings, Inc. (a)                  4.75        8/15/2010           10,105
                                                                                        -----------
             BUILDING PRODUCTS (0.8%)
    10,000   CRH America, Inc.                               6.00        9/30/2016           10,959
    10,000   Holcim US Finance                               6.00       12/30/2019           10,785
                                                                                        -----------
                                                                                             21,744
                                                                                        -----------
             Total Industrials                                                               31,849
                                                                                        -----------
             MATERIALS (2.1%)
             ----------------
             DIVERSIFIED METALS & MINING (0.7%)
     5,000   Glencore Funding, LLC (a)                       6.00        4/15/2014            5,264
     3,000   Noranda, Inc.                                   6.00       10/15/2015            3,258
     5,000   Rio Tinto Finance (USA) Ltd.                    9.00        5/01/2019            6,452
     2,034   Xstrata Canada Corp.                            5.38        6/01/2015            2,160
                                                                                        -----------
                                                                                             17,134
                                                                                        -----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
    10,000   Agrium, Inc.                                    8.25        2/15/2011           10,550
     8,000   Yara International ASA (a)                      5.25       12/15/2014            8,515
     2,000   Yara International ASA (a)                      7.88        6/11/2019            2,385
                                                                                        -----------
                                                                                             21,450
                                                                                        -----------
             GOLD (0.4%)
    10,000   Barrick NA Finance, LLC                         6.80        9/15/2018           11,566
                                                                                        -----------
             STEEL (0.2%)
     5,000   ArcelorMittal                                   9.00        2/15/2015            6,020
                                                                                        -----------
             Total Materials                                                                 56,170
                                                                                        -----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     5,416   Deutsche Telekom International Finance          8.50        6/15/2010            5,461
                                                                                        -----------
             UTILITIES (0.6%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
    10,200   Transalta Corp.                                 6.65        5/15/2018           11,383
                                                                                        -----------
             MULTI-UTILITIES (0.2%)
     5,000   Veolia Environment                              6.00        6/01/2018            5,420
                                                                                        -----------
             Total Utilities                                                                 16,803
                                                                                        -----------
             Total Eurodollar and Yankee Obligations (cost: $371,439)                       382,404
                                                                                        -----------

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             ASSET-BACKED SECURITIES (5.4%)

             FINANCIALS (5.4%)
             -----------------
             ASSET-BACKED FINANCING (5.4%)
$    6,000   AESOP Funding II, LLC                           5.68%       2/20/2013      $     6,368
    10,000   AESOP Funding II, LLC (a)                       9.31       10/20/2013           11,255
       215   AmeriCredit Automobile Receivables Trust        2.00 (b)    1/12/2012              215
     4,000   AmeriCredit Automobile Receivables Trust        3.72       11/17/2014            4,034
     4,000   Banc of America Securities Auto Trust           5.51        2/19/2013            4,010
     2,500   Bank of America Securities Auto Trust (a)       2.13        9/15/2013            2,535
     5,000   Bank One Issuance Trust                         1.05 (b)    2/15/2017            4,877
     3,715   Capital One Auto Finance Trust                  0.28 (b)    5/15/2013            3,690
     8,275   Capital One Multi-Asset Execution Trust         0.54        4/15/2013            8,268
     5,000   Capital One Multi-Asset Execution Trust         6.00        8/15/2013            5,100
     4,906   Centre Point Funding, LLC (a)                   5.43        7/20/2015            4,946
     5,000   Chase Issuance Trust                            5.12       10/15/2014            5,425
     6,722   CIT Equipment Collateral                        2.20        6/15/2011            6,740
     5,000   CIT Equipment Collateral                        3.07        8/15/2016            5,066
     3,000   Citibank Credit Card Issuance Trust             5.70        5/15/2013            3,104
     5,000   Citibank Credit Card Issuance Trust             5.10       11/20/2017            5,527
     2,000   Citibank Credit Card Issuance Trust             5.35        2/07/2020            2,209
     5,000   CPS Auto Receivables Trust (INS)                6.48        7/15/2013            5,151
     5,000   Credit Acceptance Auto Loan Trust (a)           5.68        5/15/2017            5,177
     3,000   Ford Credit Auto Owner Trust                    2.00 (b)    4/15/2013            3,066
     5,000   Hertz Vehicle Financing, LLC (a)                5.08       11/25/2011            5,066
     5,000   Huntington Auto Trust (a)                       5.64        2/15/2013            5,134
    10,000   MBNA Master Credit Card Note Trust              0.66       10/15/2012            9,996
     6,642   Prestige Auto Receivables Trust "A" (a)         5.67        4/15/2017            6,646
    10,000   Rental Car Finance Corp. (a)                    0.40        7/25/2013            9,257
     4,542   SLM Student Loan Trust                          0.87 (b)   10/25/2038            3,955
     5,250   SLM Student Loan Trust                          0.55 (b)    1/25/2041            4,214
       543   USXL Funding, LLC (INS)(a)                      5.38        4/15/2014              544
     5,000   Volkswagen Auto Loan Enhanced Trust             6.24        7/20/2015            5,541
                                                                                        -----------
             Total Financials                                                               147,116
                                                                                        -----------
             Total Asset-Backed Securities (cost: $136,232)                                 147,116
                                                                                        -----------
             COMMERCIAL MORTGAGE SECURITIES (13.2%)

             FINANCIALS (13.2%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (13.2%)
     8,704   Banc of America Commercial Mortgage, Inc.       5.79        5/11/2035            9,012
     2,800   Banc of America Commercial Mortgage, Inc.       6.33        5/11/2035            2,851
    10,000   Banc of America Commercial Mortgage, Inc.       4.65        9/11/2036           10,244
     5,125   Banc of America Commercial Mortgage, Inc.       5.16       11/10/2042            4,820
     4,182   Banc of America Commercial Mortgage, Inc.       4.16       12/10/2042            4,172
    10,000   Banc of America Commercial Mortgage, Inc.       5.72        5/10/2045           10,624
    11,000   Banc of America Commercial Mortgage, Inc.       5.18        9/10/2047           11,463
     5,008   Bear Stearns Commercial Mortgage Securities,
                    Inc. (a)                                 6.00        6/16/2030            4,783
    11,545   Bear Stearns Commercial Mortgage Securities,
                    Inc.                                     5.46        3/11/2039           12,258
     5,000   Citigroup Commercial Mortgage Trust (a)         4.83        9/20/2051            4,324
    12,000   Commercial Mortgage Trust                       5.12        6/10/2044           12,366
     8,000   Credit Suisse First Boston Mortgage Capital     5.55        2/15/2039            8,321
     6,514   Credit Suisse First Boston Mortgage
                    Securities Corp.                         6.38       12/18/2035            6,624
     9,786   Credit Suisse First Boston Mortgage
                    Securities Corp.                         4.81        2/15/2038            9,999

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

$    5,000   Credit Suisse First Boston Mortgage Securities
                    Corp.                                     5.10%      8/15/2038      $     4,282
    11,100   Credit Suisse First Boston Mortgage Securities
                    Corp.                                     5.23      12/15/2040           11,457
    10,000   GE Commercial Mortgage Corp.                     5.33       3/10/2044           10,611
     3,000   GE Commercial Mortgage Corp.                     4.86       7/10/2045            2,998
     2,956   Greenwich Capital Commercial Funding Corp.       4.31       8/10/2042            2,997
    12,215   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                          4.82       9/12/2037           12,347
    10,000   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                          4.99       9/12/2037            8,824
    10,000   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                          5.49       4/15/2043           10,591
     3,000   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                          5.81       6/12/2043            3,155
    10,000   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                          5.18      12/15/2044           10,445
    10,000   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                          5.87       4/15/2045           10,701
     2,110   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                          4.63       3/15/2046            2,188
     7,000   LB-UBS Commercial Mortgage Trust                 4.58       8/15/2029            7,136
     2,000   LB-UBS Commercial Mortgage Trust                 4.51      12/15/2029            1,994
    10,000   LB-UBS Commercial Mortgage Trust                 4.95       9/15/2030           10,364
     7,000   LB-UBS Commercial Mortgage Trust                 5.34       9/15/2039            7,413
     7,000   Merrill Lynch Mortgage Trust                     5.62       7/12/2034            7,415
    10,000   Merrill Lynch Mortgage Trust                     5.02       7/12/2038           10,574
    12,550   Morgan Stanley Capital I, Inc.                   4.59       4/14/2040           12,654
     7,000   Morgan Stanley Capital I, Inc.                   5.80       8/12/2041            7,586
     5,350   Morgan Stanley Capital I, Inc.                   5.17       1/14/2042            5,619
    10,000   Morgan Stanley Capital I, Inc.                   5.69       7/12/2044           10,671
     7,000   Morgan Stanley Capital I, Inc.                   4.85       6/12/2047            7,298
    11,425   Morgan Stanley Capital I, Inc.                   5.17      10/12/2052           11,977
     5,000   Morgan Stanley Capital I, Inc.                   4.66       7/15/2056            4,926
     5,000   Timberstar Trust (a)                             5.88      10/15/2036            4,983
    10,000   Wachovia Bank Commercial Mortgage Trust          5.08       3/15/2042           10,450
     1,988   Wachovia Bank Commercial Mortgage Trust          4.66       4/15/2042            1,991
    10,500   Wachovia Bank Commercial Mortgage Trust          4.81       4/15/2042           11,020
    10,000   Wachovia Bank Commercial Mortgage Trust          4.61       5/15/2044           10,064
    10,350   Wachovia Bank Commercial Mortgage Trust          5.17      10/15/2044           10,722
                                                                                        -----------
                                                                                            357,314
                                                                                        -----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    20,539   Wachovia Bank Commercial Mortgage Trust,
                   acquired 8/06/2003; cost $1,038(a),(d)     1.21      4/15/2035               211
                                                                                        -----------
             Total Financials                                                               357,525
                                                                                        -----------
             Total Commercial Mortgage Securities (cost: $341,865)                          357,525
                                                                                        -----------
             U.S. GOVERNMENT AGENCY ISSUES (11.4%)(f)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (10.5%)
    17,860   Fannie Mae (+)                                   5.00       6/01/2033           18,574
     7,633   Fannie Mae (+)                                   5.50       7/01/2021            8,184
    14,241   Fannie Mae (+)                                   5.50       9/01/2035           15,056
     7,391   Fannie Mae (+)                                   5.50      10/01/2035            7,814
     8,557   Fannie Mae (+)                                   5.50       1/01/2036            9,046
    13,665   Fannie Mae (+)                                   5.50       4/01/2036           14,446
    12,288   Fannie Mae (+)                                   5.50       2/01/2037           12,972
    15,761   Fannie Mae (+)                                   5.50       3/01/2037           16,624
     9,816   Fannie Mae (+)                                   5.50      11/01/2037           10,353
    18,656   Fannie Mae (+)                                   5.50       5/01/2038           19,679
    15,193   Fannie Mae (+)                                   6.00       5/01/2036           16,222
    13,114   Fannie Mae (+)                                   6.00       6/01/2036           14,003

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

$   16,050   Fannie Mae (+)                                  6.00%       8/01/2037      $    17,096
     1,467   Fannie Mae (+)                                  6.50        4/01/2031            1,616
        22   Fannie Mae (+)                                  6.50        7/01/2031               25
     2,584   Fannie Mae (+)                                  6.50        3/01/2032            2,848
        64   Fannie Mae (+)                                  7.00       10/01/2022               71
        47   Fannie Mae (+)                                  7.00        3/01/2023               52
       287   Fannie Mae (+)                                  7.00        4/01/2023              319
     3,654   Freddie Mac (+)                                 5.00        6/01/2020            3,897
     9,629   Freddie Mac (+)                                 5.00        1/01/2021           10,270
     9,187   Freddie Mac (+)                                 5.50       11/01/2020            9,892
     4,471   Freddie Mac (+)                                 5.50       12/01/2020            4,814
     6,843   Freddie Mac (+)                                 5.50       12/01/2035            7,255
    11,275   Freddie Mac (+)                                 5.50        4/01/2036           11,936
    10,465   Government National Mortgage Assn. I            5.00        8/15/2033           11,011
       563   Government National Mortgage Assn. I            6.00        8/15/2028              613
       667   Government National Mortgage Assn. I            6.00        9/15/2028              726
     1,021   Government National Mortgage Assn. I            6.00        9/15/2028            1,112
     6,218   Government National Mortgage Assn. I            6.00        9/15/2028            6,767
     1,557   Government National Mortgage Assn. I            6.00       10/15/2028            1,696
       862   Government National Mortgage Assn. I            6.00        1/15/2029              939
       887   Government National Mortgage Assn. I            6.00        1/15/2029              966
       148   Government National Mortgage Assn. I            6.00        1/15/2029              161
     1,106   Government National Mortgage Assn. I            6.00        1/15/2033            1,202
        29   Government National Mortgage Assn. I            6.50        6/15/2023               31
        67   Government National Mortgage Assn. I            6.50        7/15/2023               72
       371   Government National Mortgage Assn. I            6.50        7/15/2023              402
       212   Government National Mortgage Assn. I            6.50        9/15/2023              230
       417   Government National Mortgage Assn. I            6.50       10/15/2023              451
       311   Government National Mortgage Assn. I            6.50       10/15/2023              337
        55   Government National Mortgage Assn. I            6.50       10/15/2023               59
       924   Government National Mortgage Assn. I            6.50       12/15/2023            1,001
       476   Government National Mortgage Assn. I            6.50       12/15/2023              516
       189   Government National Mortgage Assn. I            6.50        1/15/2024              206
       390   Government National Mortgage Assn. I            6.50        2/15/2024              426
       189   Government National Mortgage Assn. I            6.50        4/15/2026              207
     1,076   Government National Mortgage Assn. I            6.50        5/15/2028            1,187
     2,301   Government National Mortgage Assn. I            6.50       10/15/2031            2,543
        95   Government National Mortgage Assn. I            7.00        5/15/2023              106
       128   Government National Mortgage Assn. I            7.00        5/15/2023              143
       102   Government National Mortgage Assn. I            7.00        5/15/2023              114
       140   Government National Mortgage Assn. I            7.00        5/15/2023              157
       211   Government National Mortgage Assn. I            7.00        6/15/2023              236
       207   Government National Mortgage Assn. I            7.00        6/15/2023              231
        74   Government National Mortgage Assn. I            7.00        6/15/2023               82
       636   Government National Mortgage Assn. I            7.00        8/15/2023              711
       106   Government National Mortgage Assn. I            7.00        8/15/2023              119
       394   Government National Mortgage Assn. I            7.00        8/15/2023              440
        64   Government National Mortgage Assn. I            7.00        8/15/2023               72
       177   Government National Mortgage Assn. I            7.00        9/15/2023              198
        95   Government National Mortgage Assn. I            7.00        1/15/2026              107
        28   Government National Mortgage Assn. I            7.00        3/15/2026               32
        37   Government National Mortgage Assn. I            7.00        3/15/2026               42
       652   Government National Mortgage Assn. I            7.00       10/15/2027              732
       340   Government National Mortgage Assn. I            7.00        6/15/2029              382
       580   Government National Mortgage Assn. I            7.00        6/15/2029              651
       307   Government National Mortgage Assn. I            7.00        7/15/2029              344
       499   Government National Mortgage Assn. I            7.00        8/15/2031              561
       364   Government National Mortgage Assn. I            7.00        7/15/2032              409
       534   Government National Mortgage Assn. I            7.50        7/15/2023              603
       180   Government National Mortgage Assn. I            7.50        6/15/2026              204
       445   Government National Mortgage Assn. I            7.50        6/15/2026              502
       344   Government National Mortgage Assn. I            7.50        7/15/2026              388
       264   Government National Mortgage Assn. I            7.50        5/15/2027              298
       448   Government National Mortgage Assn. I            7.50        2/15/2028              506
       418   Government National Mortgage Assn. I            7.50       12/15/2028              472

================================================================================

                                                   Portfolio of Investments | 10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

$      365   Government National Mortgage Assn. I             7.50%      8/15/2029      $       413
     2,655   Government National Mortgage Assn. II            5.50       4/20/2033            2,840
     2,619   Government National Mortgage Assn. II            6.00       8/20/2032            2,860
     1,771   Government National Mortgage Assn. II            6.00       9/20/2032            1,934
       714   Government National Mortgage Assn. II            6.50       8/20/2031              792
                                                                                        -----------
                                                                                            283,606
                                                                                        -----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.9%)
     5,000   Bank of America Corp., FDIC TLGP                 0.65       6/22/2012            5,044
     2,400   Perforadora Centrale S.A. de C.V. "A,"
                   Title XI                                   5.24      12/15/2018            2,603
     5,000   SunTrust Banks, Inc., FDIC TLGP                  0.91      12/16/2010            5,022
    10,000   Totem Ocean Trailer Express, Inc., Title XI      6.37       4/15/2028           11,489
                                                                                        -----------
                                                                                             24,158
                                                                                        -----------
             Total U.S. Government Agency Issues (cost: $287,200)                           307,764
                                                                                        -----------
             U.S. TREASURY SECURITIES (7.5%)

             INFLATION-INDEXED NOTES (3.4%)
    51,750   2.38%, 1/15/2025                                                                56,443
    36,215   1.75%, 1/15/2028                                                                36,029
                                                                                        -----------
                                                                                             92,472
                                                                                        -----------
             NOTES (4.1%)
    25,000   3.38%, 11/15/2019                                                               24,482
    85,000   3.63%, 2/15/2020                                                                84,761
                                                                                        -----------
                                                                                            109,243
                                                                                        -----------
             Total U.S. Treasury Securities (cost: $195,960)                                201,715
                                                                                        -----------
             MUNICIPAL BONDS (2.2%)

             APPROPRIATED DEBT (0.1%)
     2,305   New Jersey EDA                                  5.18       11/01/2015            2,383
                                                                                        -----------
             CASINOS & GAMING (0.1%)
     5,000   Mashantucket (Western) Pequot Tribe, acquired
               10/05/2009; cost $1,410(a),(d),(e)            5.91        9/01/2021            2,668
                                                                                        -----------
             ELECTRIC UTILITIES (0.4%)
     5,000   Air Quality Dev. Auth.                          4.75        8/01/2029            5,296
     5,000   Maricopa County                                 5.50        5/01/2029            5,205
                                                                                        -----------
             Total Electric Utilities                                                        10,501
                                                                                        -----------
             ELECTRIC/GAS UTILITIES (0.1%)
     2,795   North Carolina Eastern Municipal Power Agency   5.55        1/01/2013            2,997
                                                                                        -----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
    10,000   California Statewide Communities Dev. Auth.     1.88        4/01/2011            9,920
     3,000   Miami Dade County                               1.80        9/01/2027            2,999
     4,500   Mission EDC                                     2.00       12/01/2018            4,501
                                                                                        -----------
             Total Environmental & Facilities Services                                       17,420
                                                                                        -----------
             ESCROWED BONDS (0.0%)
     1,000   New Jersey Turnpike Auth. (INS)(PRE)            4.25        1/01/2016            1,058
                                                                                        -----------

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             GENERAL OBLIGATION (0.1%)
$    2,200   Marin County (INS)                              4.89%       8/01/2016      $     2,302
                                                                                        -----------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
     2,000   New York Housing Finance Agency                 5.18        9/15/2010            2,036
                                                                                        -----------
             TOLL ROADS (0.7%)
    19,000   New Jersey Turnpike Auth. (INS)                 4.25        1/01/2016           19,336
                                                                                        -----------
             Total Municipal Bonds (cost: $61,800)                                           60,701
                                                                                        -----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
---------------------------------------------------------------------------------------------------

             PREFERRED SECURITIES (4.2%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    70,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                   perpetual (a)                                                              5,657
                                                                                        -----------
             FINANCIALS (4.0%)
             -----------------
             REINSURANCE (0.2%)
 5,000,000   Swiss Re Capital I LP, 6.85%, perpetual (a)                                      4,646
                                                                                        -----------
             REITs - INDUSTRIAL (0.7%)
   120,000   AMB Property Corp., Series C, 7.00%, cumulative redeemable,
                   perpetual                                                                  2,936
    18,000   AMB Property Corp., Series P, 6.85%, cumulative redeemable,
                   perpetual                                                                    425
   344,500   Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable,
                   perpetual                                                                 17,021
                                                                                        -----------
                                                                                             20,382
                                                                                        -----------
             REITs - OFFICE (0.7%)
    51,050   Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative
                   redeemable, perpetual                                                      1,231
   614,000   Duke Realty Corp., Series M, 6.95%, cumulative redeemable,
                   perpetual                                                                 14,140
   200,000   HRPT Properties Trust, Series C, 7.13%, cumulative redeemable,
                   perpetual (g)                                                              4,700
                                                                                        -----------
                                                                                             20,071
                                                                                        -----------
             REITs - RESIDENTIAL (1.0%)
   203,000   BRE Properties, Inc., Series C, 6.75%, cumulative redeemable,
                   perpetual                                                                  4,643
   142,500   Equity Residential Properties Trust, depositary shares,
                   Series K, 8.29%, cumulative  redeemable, perpetual                         8,755
   250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable,
                   perpetual                                                                 12,685
                                                                                        -----------
                                                                                             26,083
                                                                                        -----------
             REITs - RETAIL (1.1%)
   200,000   Developers Diversified Realty Corp., Series I, 7.50%, cumulative
                   redeemable, perpetual                                                      4,531
   415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
                   redeemable, perpetual                                                      9,683
   400,000   Realty Income Corp., Class D, 7.38%, cumulative redeemable,
                   perpetual                                                                 10,245
   201,500   Weingarten Realty Investors, depositary shares, Series D, 6.75%,
                   cumulative redeemable, perpetual                                           4,583
                                                                                        -----------
                                                                                             29,042
                                                                                        -----------
             REITs - SPECIALIZED (0.3%)
   350,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual          8,229
                                                                                        -----------
             Total Financials                                                               108,453
                                                                                        -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             U.S. GOVERNMENT (0.0%)
             ----------------------
    80,000   Fannie Mae, 8.25%, perpetual *                  8.25%      12/31/2010      $       110
                                                                                        -----------
             Total Preferred Securities (cost: $117,912)                                    114,220
                                                                                        -----------
             MONEY MARKET INSTRUMENTS (6.5%)

             COMMERCIAL PAPER (1.9%)

             CONSUMER DISCRETIONARY (1.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.7%)
$   17,038   BMW US Capital, LLC (a),(h)                     0.30        5/03/2010           17,038
                                                                                        -----------
             HOUSEHOLD APPLIANCES (0.5%)
    14,006   Stanley Black & Decker, Inc. (a),(h)            0.32        5/03/2010           14,006
                                                                                        -----------
             Total Consumer Discretionary                                                    31,044
                                                                                        -----------
             UTILITIES (0.7%)
             ----------------
             ELECTRIC UTILITIES (0.7%)
     7,685   Pacific Gas & Electric Co. (a),(h)              0.31        5/06/2010            7,685
    11,537   Pacific Gas & Electric Co. (a),(h)              0.30        5/07/2010           11,536
                                                                                        -----------
             Total Utilities                                                                 19,221
                                                                                        -----------
             Total Commercial Paper                                                          50,265
                                                                                        -----------
             VARIABLE-RATE DEMAND NOTES (4.6%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.2%)
     5,155   South Carolina Jobs EDA (LOC - Regions
                  Bank)                                      0.95        2/01/2016            5,155
                                                                                        -----------
             MATERIALS (1.8%)
             ----------------
             DIVERSIFIED CHEMICALS (0.7%)
     8,000   West Baton Rouge Parish (a)                     0.75       11/01/2025            8,000
    10,000   West Baton Rouge Parish (a)                     0.85       11/01/2025           10,000
                                                                                        -----------
                                                                                             18,000
                                                                                        -----------
             INDUSTRIAL GASES (1.1%)
    20,000   Louisiana Public Facilities Auth.               0.50       12/01/2043           20,000
    10,000   Louisiana Public Facilities Auth.               0.50       12/01/2043           10,000
                                                                                        -----------
                                                                                             30,000
                                                                                        -----------
             Total Materials                                                                 48,000
                                                                                        -----------
             MUNICIPAL BONDS (2.6%)
             ----------------------
             BUILDINGS (0.4%)
    11,100   Aquarium Parking Deck, LLC (LOC - Federal
                  Home Loan Bank of Atlanta)                 0.30        4/01/2020           11,100
                                                                                        -----------
             EDUCATION (0.4%)
    10,300   Ohio State Higher Educational Facility (LOC -
                  Allied Irish Banks plc)                    0.40       12/01/2044           10,300
                                                                                        -----------
             GENERAL OBLIGATION (0.4%)
    10,000   Southern Ute Indian Tribe (a)                   0.33        1/01/2027           10,000
                                                                                        -----------

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)        SECURITY                                         RATE      MATURITY              (000)
---------------------------------------------------------------------------------------------------

             HOSPITAL (0.7%)
$   17,900   Johnson City Health and Educational Facilities
                  Board (LOC - Regions Bank)                 2.00%       7/01/2033      $    17,900
     2,300   Russell County IDA (LOC - Regions Bank)         0.68        7/01/2038            2,300
                                                                                        -----------
                                                                                             20,200
                                                                                        -----------
             MULTIFAMILY HOUSING (0.4%)
     9,445   Independence Place Fort Campbell Patriots,
                  LLC (LOC - Bank of America, N.A.)          0.30        1/01/2040            9,445
     2,055   Pulaski County Public Facilities Board (LOC -
                  Regions Bank)                              0.95        6/01/2042            2,055
                                                                                        -----------
                                                                                             11,500
                                                                                        -----------
             NURSING/CCRC (0.3%)
     8,300   Langhorne Manor (LOC - Citizens Bank of
                  Pennsylvania)                              0.38       10/01/2032            8,300
                                                                                        -----------
             Total Municipal Bonds                                                           71,400
                                                                                        -----------
             Total Variable-Rate Demand Notes                                               124,555
                                                                                        -----------
             Total Money Market Instruments
             (cost: $174,819)                                                               174,820
                                                                                        -----------

NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
             SECURITIES LOANED (0.0%)

             MONEY MARKET FUNDS (0.0%)
     9,569   BlackRock Liquidity Funds TempFund
                  Portfolio, 0.14%(i) (cost: $10)                                                10
                                                                                        -----------
             TOTAL INVESTMENTS (COST: $2,536,897)                                       $ 2,678,674
                                                                                        ===========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                      VALUATION HIERARCHY
($ IN 000s)                                           -------------------

                                             (LEVEL 1)
                                           QUOTED PRICES      (LEVEL 2)      (LEVEL 3)
                                             IN ACTIVE          OTHER       SIGNIFICANT
                                              MARKETS        SIGNIFICANT    UNOBSERVABLE
                                           FOR IDENTICAL     OBSERVABLE        INPUTS
ASSETS                                         ASSETS           INPUTS                            TOTAL
--------------------------------------------------------------------------------------------------------

  CORPORATE OBLIGATIONS                    $         --     $    932,399    $        --      $   932,399
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                        --          382,404             --          382,404
  ASSET-BACKED SECURITIES                            --          147,116             --          147,116
  COMMERCIAL MORTGAGE SECURITIES                     --          357,525             --          357,525
  U.S. GOVERNMENT AGENCY ISSUES                      --          307,764             --          307,764
  U.S. TREASURY SECURITIES                      201,715               --             --          201,715
  MUNICIPAL BONDS                                    --           60,701             --           60,701
EQUITY SECURITIES:
  PREFERRED SECURITIES                           18,840           95,380             --          114,220
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                   --           50,265             --           50,265
  VARIABLE-RATE DEMAND NOTES                         --          124,555             --          124,555
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                                 10               --             --               10
--------------------------------------------------------------------------------------------------------
Total                                      $    220,565     $  2,458,109    $        --      $ 2,678,674
--------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

                                                          Asset-Backed Securities
---------------------------------------------------------------------------------

Balance as of July 31, 2009                                               $10,075
Net realized gain (loss)                                                        -
Change in net unrealized appreciation/depreciation                          1,180
Net purchases (sales)                                                           -
Transfers in and/or out of Level 3                                       (11,255)
---------------------------------------------------------------------------------
Balance as of April 30, 2010                                                   $-
---------------------------------------------------------------------------------

================================================================================

15  | USAA Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Income
Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Fund Shares and Income Fund
Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not
to the general public. The Target Funds are managed by USAA Investment
Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager under valuation procedures approved by the Trust's Board of Trustees.
The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

17  | USAA Income Fund

================================================================================

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $9,000.

F. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

G. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

H. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $163,275,000 and $21,498,000, respectively, resulting in net unrealized appreciation of $141,777,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,706,419,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets. Investments in foreign securities were
14.3% of net assets at April 30, 2010.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-
denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S.
corporations and financial institutions. Yankee obligations are dollar-
denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation

================================================================================

19  | USAA Income Fund

================================================================================

or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated
maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA    Economic Development Authority
EDC    Economic Development Corp.
FDIC   The FDIC Temporary Liquidity Guarantee Program provides a guarantee of
TLGP   payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December
       31, 2012. The guarantee carries the full faith and credit of the U.S.
       government.
IDA    Industrial Development Authority/Agency
PRE    Prerefunded to a date prior to maturity
REIT   Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)  Principal and interest payments are insured by one of the following:
       AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Financial
       Guaranty Insurance Co., or National Public Finance Guarantee Corp.
       Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC)  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES
(a)  Restricted security that is not registered under the Securities Act of
     1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b)  Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
     April 30, 2010.
(c)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

(d)  Securities deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2010, was $4,479,000, which represented 0.2%
     of the Fund's net assets.
(e)  Currently the issuer is in default with respect to interest and/or principal payments.
(f)  U.S. government agency issues - mortgage-backed securities issued by
     Government National Mortgage Association (GNMA) and certain other U.S.
     government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(g)  The security or a portion thereof was out on loan as of April 30, 2010.
(h)  Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
     Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2)
     commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(i)  Rate represents the money market fund annualized seven-day yield at April
     30, 2010.
*    Non-income-producing security.

================================================================================

21  | USAA Income Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.